RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
21.	RELATED PARTY TRANSACTIONS

Sibanye entered into related party transactions with Rand Refinery, and Gold Fields Limited and its subsidiaries during the year, as detailed below.

After the Spin-off Gold Fields and it’s subsidiaries are no longer considered to be related parties of the Group, notwithstanding a transitional services agreement entered into before the Spin-off.

The transactions with these related parties are generally conducted with terms comparable to transactions with third parties, however such as related party loans, the transactions are not at arm’s length.

Gold	Fields group

As indicated in the accounting policies, Sibanye was a wholly owned subsidiary of Gold Fields up to the Spin-off date, thus transactions with the Gold Fields group prior to the Spin-off, as well as transactions per the transitional services agreement that was entered into with the Gold Fields group prior to the Spin-off to continue providing services up to a certain date after the Spin-off are considered to be related party transactions.

Transactions that were related-party transactions up to the Spin-off and per the transitional services agreement have stopped, been cancelled and settled. These services by the Group to Gold Fields and by Gold Fields Group Services Proprietary Limited, or GFGS, to the Group included corporate functions and infrastructure support, purchasing, corporate communications, human resources and benefit management, treasury and finance, investor relations, corporate controller, internal audit, legal and tax advice, compliance regarding internal controls and information technology functions, on a transitional basis up to November 30, 2013.

GFGS charged a management fee (corporate expenditure) relating to the provision of corporate services such as financial reporting, treasury, tax and legal services, secretarial, technical services and human resources. Corporate expenditure costs were determined based on the time spent by the Gold Fields corporate staff on providing the above mentioned services to the Group.

The table below details the transactions and balances between the Group and its related-parties:

	December 31, 2013	December 31, 2012	December 31, 2011
Income from services rendered to Gold Fields group companies
-Administration services	3.5	8.5	9.1
-Security services	3.6	3.5	3.5
-Training services	1.7	1.8	1.6
-Medical services	2.0	2.0	2.1
Expenditure
Management fees paid to GFGS	1.3	8.1	6.8
Refining fees paid to Rand Refinery	1.3	1.6	1.7

	December 31, 2013	December 31, 2012
Accounts receivable from Gold Fields group companies
GFGS	—	15.7
South Deep Mine	—	33.9
Gold Fields Ghana	—	6.9
Other Gold Fields group companies	—	7.4
Accounts payable to Gold Fields group companies
GFGS	—	4.4
Loans payable to Gold Fields group companies
GFLMS Loan[1]	—	1,996.3

[1] This loan was unsecured, interest-free and had no fixed terms of repayment. Refer to note 1 where this loan was repaid as part of the Spin-off.

Rand	Refinery

Rand Refinery, in which Sibanye holds a 33.1% interest, has an agreement with the Group whereby it refines all the Group’s gold production. No dividends were received during fiscal 2013, 2012 and 2011.